SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Contract assets from loan facilitation services and post origination services					¥ 25,123		¥ 27,079
Less: Allowance for loss for collectability	¥ (14,749)		¥ (329)	¥ (329)	(14,749)		(2,255)
Total					¥ 10,374	$ 1,590	¥ 24,824
Movement of allowance for contract assets
Balance at beginning of the year	2,255		329
Provision for doubtful contract assets	18,605	$ 2,851	14,811	329
Write-offs	(6,111)		(12,885)
Balance at end of the year	¥ 14,749		¥ 2,255	¥ 329